Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Income before taxes	R$ 4,831,591	R$ 5,959,529	R$ 6,008,234
Adjustment for:
Depreciation and amortization	12,659,873	12,038,331	11,227,498
Foreign exchange on loans and derivative financial instruments	199,625	(5,056)	(6,538)
Indexation accruals on assets and liabilities	761,128	823,257	506,056
Write-offs in operations with disposal of investments		(358,439)
Equity	23,742	(117,262)	(734)
Losses (gains) on write-off/sale of assets	(708,475)	(847,865)	(459,758)
Impairment losses - trade accounts receivable	1,315,614	1,436,288	1,740,358
Change in liability provisions	251,116	293,935	92,358
Write-off and reversals for impairment - inventories	34,672	38,441	6,508
Pension plans and other post-retirement benefits	33,775	70,148	88,487
Provisions for tax, civil, labor and regulatory contingencies	653,686	1,066,022	673,905
Interest expense	1,850,286	940,766	651,496
Other	(9,434)	(28,900)	(48,289)
Changes in assets and liabilities
Trade accounts receivable	(854,322)	(1,404,934)	(1,142,973)
Inventories	(179,613)	(45,166)	(61,783)
Taxes recoverable	(631,528)	(2,366,998)	1,687,393
Prepaid expenses	(483,711)	(393,333)	(146,425)
Other assets	139,213	41,987	(17,116)
Personnel, social charges and benefits	184,741	141,849	(17,755)
Trade accounts payable	231,890	1,046,087	287,273
Taxes, charges and contributions	2,136,829	1,715,965	38,526
Provisions for tax, labor, civil, regulatory claims, amounts to be refunded to customers and provision for fines for canceling lease agreements	(1,144,779)	(1,111,086)	(927,057)
Other liabilities	291,406	90,217	38,334
Total adjustments	16,755,734	13,064,254	14,209,764
Cash generated from operations	21,587,325	19,023,783	20,217,998
Interest paid	(1,531,511)	(853,805)	(781,092)
Income and social contribution taxes paid	(1,113,889)	(97,378)	(95,156)
Net cash generated by operating activities	18,941,925	18,072,600	19,341,750
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(9,894,116)	(9,295,484)	(8,289,264)
Proceeds from sale of PP&E	777,996	760,254	959,345
Payment for acquisition of investments and capital contribution in subsidiary	(4,976,672)
Cash received from sale of investments	232,057	244,139	116,411
Receipts (payments), net of judicial deposits	(411,682)	163,323	798,233
Cash and cash equivalents due to the acquisition (sale) of companies	69,390		(6,756)
Redemption of applications in guarantees			13,575
Net cash used in investing activities	(14,203,027)	(8,127,768)	(6,408,456)
Cash flows from financing activities
Additions from loans and debentures	4,500,000
Payments of loans, financing, debentures, leases, 5G licenses and contingent liabilities	(6,986,220)	(3,901,147)	(5,297,688)
Receipts - derivative financial instruments	55,617	47,661	84,400
Payments - derivative financial instruments	(166,659)	(52,623)	(69,214)
Dividend and interest on equity paid	(5,709,263)	(4,901,326)	(5,259,367)
Payment for acquisitions of shares for treasury	(607,443)	(495,995)	(22,721)
Capital subscriptions made by noncontrolling shareholders in subsidiaries	421	45,000
Net cash used in financing activities	(8,913,547)	(9,258,430)	(10,564,590)
Increase (decrease) in cash and cash equivalents	(4,174,649)	686,402	2,368,704
Cash and cash equivalents at beginning of the year	6,448,483	5,762,081	3,393,377
Cash and cash equivalents at end of the year	R$ 2,273,834	R$ 6,448,483	R$ 5,762,081